Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

NOTE 17:- LEASES:

The company has operating leases for office space, warehouses, and car leases. The Company determines if a contract contains a lease at inception or modification of a contract. The leases generally do not provide an implicit interest rate, and therefore the Company’s incremental borrowing rate as the discount rate is used when measuring operating lease liabilities. The incremental borrowing rate represents an estimate of the interest rate the Company would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of the lease within a particular currency environment. Most of the leases contain rental escalation, renewal options and/ or termination options that are factored into the determination of lease payments as appropriate. Variable lease payment amounts that cannot be determined at the commencement of the lease are not included in the right-to-use assets or liabilities.

The following table presents the lease balances within the Consolidated Balance Sheet as of December 31, 2024 and 2023:

	Classification on the Balance Sheet	Year ended December 31, 2024
Assets:
Operating lease assets	Operating lease right of use assets, net	779
Liabilities:
current
Operating lease liabilities	Operating lease liabilities, current	176
Long term
Operating lease liabilities	Operating lease liabilities, non-current	576

Remaining Lease Term
Vehicles		0.33 - 1.75 years
Facilities rent		0.76 - 9.59 years

Weighted Average Discount Rate
Vehicles		3.39%
Facilities rent		5.67%
	Classification on the Balance Sheet	Year ended December 31, 2023
Assets:
Operating lease assets	Operating lease right of use assets, net	1,026
Liabilities:
current
Operating lease liabilities	Operating lease liabilities, current	235
Long term
Operating lease liabilities	Operating lease liabilities, non-current	759

Remaining Lease Term
Vehicles		0.07 - 2.75 years
Facilities rent		1.76 - 10.59 years

Weighted Average Discount Rate
Vehicles		4.42%
Facilities rent		5.10%

The following table reconciles the undiscounted future minimum lease payments (displayed by year and in the aggregate) under non-cancelable operating leases with terms of more than one year to the total operating lease liabilities recognized on our Consolidated Balance Sheet as of December 31, 2024:

2025	207
2026	151
2027	93
2028	83
2029	67
2030 - 2034	601
1,202
Less: imputed interest	(450)
Present value of lease liabilities	752

Expense under operating leases was $274 for the year ended December 31, 2024. Operating income in the Consolidated Statement of Operations includes operating lease costs. Short-term lease costs were not material.